Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of consolidated financial statement balances and amounts of the Group's VIEs

	As of December 31,
	2021	2022
	US$	US$
ASSETS
Cash and cash equivalents	4,263,844	2,087,760
Restricted cash	139,080	206
Accounts receivable, net	6,911,955	1,031,662
Prepaid expense and other assets	6,677,808	1,879,727
Long-term investments	313,691	276,600
Property and equipment, net	159,514	108,957
Operating lease right-of-use assets	485,196	212,517
Other non-current assets	174,957	21,280
Total Assets	19,126,045	5,618,709
LIABILITIES
Accounts payable	13,149,951	3,300,720
Short-term bank borrowings	5,126,484	—
Accrued salary and benefits	145,698	874,763
Accrued expenses and other current liabilities	4,033,675	2,353,038
Deferred revenue	459,887	104,711
Operating lease liabilities, current	300,894	84,813
Operating lease liabilities, non-current	37,097	136,857
Total Liabilities	23,253,686	6,854,902

	For the years ended
	December 31,
	2020	2021	2022
	US$	US$	US$
Net revenues	355,516,582	101,383,320	31,296,937
Income (loss) from operations	1,310,310	(31,302,836)	17,304,119
Net (loss) income	1,805,819	(31,694,750)	17,177,101
Net cash provided by (used in) operating activities	17,304,417	(27,664,505)	(13,423,567)
Net cash (used in) provided by investing activities	(344,681)	(475,661)	43,397
Net cash (used in) provided by financing activities	(163,132)	4,772,782	6,436,801

Schedule of estimated useful lives by major asset category

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Motor vehicles	3 years
Leasehold improvements	Shorter of the lease term or expected useful life

Schedule of revenue based on revenue streams

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Revenue:
Advertising revenue	438,384,470	267,266,716	76,545,411
Other revenue	3,120,761	4,879,105	7,381,203
Total	441,505,231	272,145,821	83,926,614

Schedule of revenues generated by geographic location of customers' headquarters

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
PRC	413,141,394	232,300,929	48,480,865
USA	22,192,632	30,023,116	25,598,517
Others	6,171,205	9,821,776	9,847,232
Total	441,505,231	272,145,821	83,926,614

Schedule of movements in accounts receivable and deferred revenue

	Accounts Receivable	Deferred Revenue
	US$	US$
Opening Balance as of January 1, 2021	28,127,346	3,331,511
Decrease, net	(6,644,244)	(1,388,343)
Ending Balance as of December 31, 2021	21,483,102	1,943,168
Decrease, net	(16,533,858)	(1,767,793)
Ending Balance as of December 31, 2022	4,949,244	175,375

Schedule of maturities of lease liabilities

As of December 31,
2022
US$
2023	365,586
2024	340,541
2025	170,270
Total lease payment	876,397
Less: imputed interest	(59,229)
Total lease liability balance	817,168
Less: Operating lease liabilities, current	(328,046)
Long-term operating lease liabilities	489,122

Schedule of future minimum lease payments under non-cancelable operating lease agreements based on ASC 840

As of December 31,
2022
US$
2023	393,014
2024	340,541
2025	170,270
Total lease commitment	903,825

Schedule of concentration risk

The following customers accounted for 10% or more of revenue:

	For the years ended
	December 31,
	2020		2021		2022
	US$	%	US$	%	US$	%
Company A	115,829,770	26.24%	75,896,207	27.89%	20,179,468	24.04%
Company B	58,667,031	13.29%	68,943,513	25.33%	8,940,784	10.65%
Company C	*	*	*	*	12,980,235	15.47%

*   Less than 10%.

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,
	2021		2022
	US$	%	US$	%
Company A	7,233,559	31.93%	*	*
Company B	2,299,038	10.15%	*	*
Company C	2,298,864	10.15%	604,129	12.21%
Company D	*	*	505,376	10.21%

*   Less than 10%.

Concentration of Vendors

The Group uses certain vendors to acquire users and those cost are recorded as sales and marketing expenses. Vendors accounted for 10% or more are listed as below:

	For the years ended December 31,
	2020		2021		2022
	US$	%	US$	%	US$	%
Company C	*	*	*	*	18,184,318	40.98%
Company E	52,426,534	12.53%	*	*	*	*
Company F	*	*	24,058,293	12.02%	7,365,582	16.60%
Company G	*	*	22,034,256	11.00%	*	*

*   Less than 10%.

The following vendors accounted for 10% or more of accounts payable:

	As of December 31,
	2021		2022
	US$	%	US$	%
Company C	5,560,854	20.03%	2,381,107	29.14%
Company F	4,913,194	17.70%	*	*
Company G	4,041,705	14.56%	1,562,950	19.13%

*   Less than 10%.